SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2023
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

24.SHAREHOLDERS’ EQUITY

24.1Share capital

On June 30, 2023,  Suzano’s share capital was R$9,269,281 divided into 1,324,117,615 common shares, all nominative, book-entry shares without par value. Expenses related to the public offering were R$33,735, totaling a net share capital of R$9,235,546. The breakdown of the share capital is as set out below:

	June 30,		December 31,
	2023		2022
	Quantity	(%)	Quantity	(%)
Controlling Shareholders
Suzano Holding S.A.	367,612,329	27.76	367,612,329	27.01
Controller	196,064,797	14.81	195,064,797	14.33
Managements and related persons	34,097,609	2.57	34,102,309	2.51
Alden Fundo de Investimento em Ações	26,154,744	1.98	26,154,744	1.91
	623,929,479	47.12	622,934,179	45.76
Treasury (Note 24.2)	32,466,900	2.45	51,911,569	3.81
Other shareholders	667,721,236	50.43	686,417,836	50.43
	1,324,117,615	100.00	1,361,263,584	100.00

By a resolution of the Board of Directors, the share capital may be increased, irrespective of any amendments to the Bylaws, up to the limit of 780,119,712 common shares, all exclusively book-entry shares.

For the six-month period ended June 30, 2023, SUZB3 common shares closed the period quoted at R$44.22 (forty-four reais and twenty-two cents) and R$48.24 (forty-eight reais and twenty-four cents) on December 31, 2022.

24.2Treasury shares

In the six-month period ended June 30, 2023, the Company had 32,466,900 (51,911,569 as of December 31, 2022) of its own common shares held in treasury, with an average cost of R$42.55 (forty-two reais and fifty-five cents) per share, with a historical value of R$1,381,600 (R$2,120,324 as at December 31, 2022) and the market corresponding to R$1,435,686 ( R$2,504,214 as at December 31, 2022).

On February 28, 2023, 37,145,969 common shares were cancelled, as described in Note 1.2.5.

The Company has repurchase programs, approved on October 27, 2022, with a limit of 20,000,000 common shares of its own issue, with a term of 18 months. Up to June 30, 2023, the Company had repurchased 17,701,300 common shares with a total of R$778,500, of which  R$721,052 had a cash effect up to June 30, 2023 and R$57,448 were settled in the subsequent month.

		Average cost	Historical	Market
	Quantity	per share	value	value
Balances at December 31, 2021	12,042,004	18.13	218,265	656,530
Realization in the restricted stock plan	130,435	18.13	2,365	8,156
Repurchase	40,000,000	47.61	1,904,424	1,904,424
Balances at December 31, 2022	51,911,569	40.84	2,120,324	2,504,214
Repurchase	17,701,300	43.98	778,500	778,500
Canceled	37,145,969	40.84	1,517,224	1,570,532
Balances at June 30, 2023	32,466,900	42.55	1,381,600	1,435,686